Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Abstract]
Unrecognized deferred tax assets tax loss carryforwards	$ 44,296	$ 37,442
Temporary differences associated with investments in subsidiaries and joint ventures	2,839,057	3,427,371
Deferred tax asset not recognized for deductible temporary differences	$ 4,213,400	$ 2,362,974